Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000252454 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000252454 | Clearway Energy Operating LLC - USA-18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252454 | Trivium Packaging Finance BV - USA-89686QAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Six Flags Entertainment Corp. - USA-83001AAC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Cloud Software Group, Inc. - USA-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Ziggo Bond Co. BV - USA-98954UAB9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Hudbay Minerals, Inc. - USA-443628AJ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | 1011778 BC ULC / New Red Finance, Inc. - USA-68245XAJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Carnival Corp. - USA-143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | TransDigm, Inc. - USA-893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252454 | B
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000252454 | BB
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000252454 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000252454 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000252455 | Cloud Software Group, Inc. - USA-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | TransDigm, Inc. - USA-893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252455 | Cloud Software Group, Inc. - USA-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | Tenet Healthcare Corp. - USA-88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCP6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCN1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Howard Midstream Energy Partners LLC - USA-442722AB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | Starwood Property Trust, Inc. - USA-85571BBB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | Nexstar Media, Inc. - USA-65343HAA9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000252455 | B
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000252455 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000252455 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000252455 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000252455 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	97.20%